Segment information - Segment external revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Revenue	$ 1,634,393	$ 1,591,601	$ 1,364,146
Operating segments | Florida business segment
Disclosure of operating segments [line items]
Revenue	997,575	969,932	808,558
Operating segments | Mid-Atlantic business segment
Disclosure of operating segments [line items]
Revenue	634,946	619,683	553,335
Operating segments | STET segment
Disclosure of operating segments [line items]
Revenue	$ 1,872	$ 1,986	$ 2,253